Voyage revenues (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 1,437,156	$ 1,427,423	$ 693,241
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	841,057	745,442	309,503
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	591,479	683,146	385,482
Pool revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 4,620	$ (1,165)	$ (1,744)